As filed with the Securities and Exchange Commission on September 24, 2009	OMB APPROVAL
Registration No. 333-158619	OMB Number: 3235-0336 Expires : February 28, 2011 Estimated average burden hours per response 522.8

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /

PRE-EFFECTIVE AMENDMENT NO.     / /

POST-EFFECTIVE AMENDMENT NO. _1_     / X /

OPPENHEIMER CAPITAL INCOME FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)

303-768-3200

(Registrant's Area Code and Telephone Number)

Robert G. Zack, Esq.
Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10148
(212) 323-0250

(Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.

(Approximate Date of Proposed Public Offering)

This amendment to the Registration Statement of Form N-14 (File No. 333-158619) is being filed solely for the purpose of filing the tax opinion (Exhibit 12), in connection with the reorganization of Oppenheimer Convertible Securities Fund with and into Oppenheimer Capital Income Fund. The combined Prospectus and Proxy Statement and Statement of Additional Information in the form filed on Form N-14 on May 29, 2009, as amended pursuant to Rule 497 of the Securities Act of 1933, are incorporated herein by reference. No information contained in Parts A or B of the Registration Statement is being amended, deleted or superseded.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

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OPPENHEIMER CAPITAL INCOME FUND

FORM N-14

PART C

OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)     Amended and Restated Declaration of Trust dated June 7, 2002: Previously filed with Registrant’s Post-Effective Amendment No. 57, (10/22/02), and incorporated herein by reference.

(2)     Amended By-Laws dated October 24, 2000: Previously filed with Registrant's Post-Effective Amendment No. 55, (10/22/01), and incorporated herein by reference.

(3)     Not Applicable.

(4)     Not Applicable.

(5)     (i)          Specimen Class A Share Certificate: Previously filed with Registrant’s Post

Effective Amendment No. 56, (12/21/01), and incorporated herein by reference.

     (ii)          Specimen Class B Share Certificate: Previously filed with Registrant’s Post

Effective Amendment No. 56, (12/21/01), and incorporated herein by reference.

     (iii)          Specimen Class C Share Certificate: Previously filed with Registrant’s Post

Effective Amendment No. 56, (12/21/01), and incorporated herein by reference.

     (iv)          Specimen Class N Share Certificate: Previously filed with Registrant’s Post

Effective Amendment No. 56, (12/21/01), and incorporated herein by reference.

(6)     Amended and Restated Investment Advisory Agreement dated January 1, 2006: Previously filed with Post-Effective Amendment No. 61, (12/23/05), and incorporated herein by reference.

(7)      (i)     General Distributor's Agreement dated October 13, 1992: Previously filed with Registrant's Post-Effective Amendment No. 42, (10/28/94), and incorporated herein by reference.

(ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(iii)          Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(v) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

(vi)     Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(8)     Form of Oppenheimer Funds Compensation Deferral Plan, As Amended and Restated Effective January 1, 2008: Previously filed with Post-Effective Amendment No. 18 to the Registration Statement of Oppenheimer International Bond Fund (Reg. No. 33-58383), (12/20/07), and incorporated herein by reference.

(9)     (i)      Global Custody Agreement dated February 16, 2007: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of Oppenheimer Rising Dividends Fund, Inc. (Reg. No. 2-65223), (7/31/07), and incorporated herein by reference.

     (ii)      Amendment No. 1 dated 7/20/07 to the Global Custody Agreement: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of Oppenheimer Rising Dividends Fund, Inc. (Reg. No. 2-65223), (7/31/07), and incorporated herein by reference.

(10)     (i)     Amended and Restated Service Plan and Agreement for Class A shares dated October 28, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 62, (11/21/06), and incorporated herein by reference.

     (ii)          Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated October 28, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 62, (11/21/06), and incorporated herein by reference.

     (iii)          Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated October 28, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 62, (11/21/06), and incorporated herein by reference.

     (iv)          Amended and Restated Distribution and Service Plan and Agreement for Class N shares dated October 28, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 62, (11/21/06), and incorporated herein by reference.

     (v)           Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/20/08: Previously filed with the Post-Effective Amendment No. 23 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-128848), (11/26/08), and incorporated herein by reference.

(11)     Form of Opinion and Consent of Counsel: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 5/29/09 and incorporated here by reference.

(12)     Tax Opinion: Filed Herewith.

(13)     Not Applicable.

(14)     Independent Registered Public Accounting Firm’s Consent: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 5/29/09 and incorporated here by reference.

(15)     Not Applicable.

(16)      Power of Attorney for all Trustees/Directors and Brian Wixted, dated August 20, 2008: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 5/29/09 and incorporated here by reference.

(17) Not Applicable.

Item 17. – Undertakings

(1)     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement or the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the September 22, 2009.

Oppenheimer Capital Income Fund

     By:     John V. Murphy*

          John V. Murphy, President,
          Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                                        Title                                                     Date

William L. Armstrong*                                     Chairman of the                                    September 22, 2009
William L. Armstrong                                       Board of Trustees

John V. Murphy*                                               President, Principal                              September 22, 2009
John V. Murphy                                                 Executive Officer and Trustee

Brian W. Wixted*                                             Treasurer, Principal                              September 22, 2009
Brian W. Wixted                                               Financial and Accounting Officer

George C. Bowen*                                            Trustee                                                 September 22, 2009
George C. Bowen

Edward L. Cameron*                                         Trustee                                                 September 22, 2009
Edward L. Cameron

Jon S. Fossel*                                                    Trustee                                                 September 22, 2009
Jon S. Fossel

Sam Freedman*                                                 Trustee                                                  September 22, 2009
Sam Freedman

Beverly L. Hamilton*                                         Trustee                                                 September 22, 2009
Beverly L. Hamilton

Robert J. Malone*                                              Trustee                                                 September 22, 2009

Robert J. Malone

F. William Marshall, Jr.*                                    Trustee                                                September 22, 2009
F. William Marshall, Jr.

*By:     /s/ Kathleen T. Ives

     Kathleen T. Ives, Attorney-in-Fact

OPPENHEIMER INTERNATIONAL GROWTH FUND

Registration Statement No. 333-158619

EXHIBIT INDEX

Exhibit No.     Description

(12)          Tax Opinion of K&L Gates, LLP